Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 3,686,149	$ 3,677,056
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	1,840,893	1,727,982
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	576,721	617,017
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	208,340	241,581
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	95,082	120,130
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	174,905	191,010
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	102,766	124,271
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	645,707	610,843
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 41,735	$ 44,222